REVENUE RECOGNITION - Includes all Distribution sales (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 323,751	$ 297,019	$ 404,642	$ 420,736
United States
Disaggregation of Revenue [Line Items]
Net sales	249,104	245,328	335,973	331,369
International
Disaggregation of Revenue [Line Items]
Net sales	$ 74,647	$ 51,691	$ 68,669	$ 89,367